Loans and borrowings (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
B R F S A [Member]
IfrsStatementLineItems [Line Items]
Maturity	2024
B R F S A [Member] | Loan Currency [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	R$ 295,363
Outstanding notional
B R F S A [Member] | Reais [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	1,521,887
Outstanding notional
B R F S A 1 [Member]
IfrsStatementLineItems [Line Items]
Maturity	2026
B R F S A 1 [Member] | Loan Currency 1 [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	R$ 200,000
Outstanding notional	299,282
B R F S A 1 [Member] | Reais 1 [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	984,580
Outstanding notional	R$ 1,448,914